LOANS AND ADVANCES TO CUSTOMERS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross investments in finance lease receivables:
Up to one year	R$ 1,681,751	R$ 1,315,976
From one to five years	2,581,232	2,139,214
Over five years	131,390	118,980
Impairment loss on finance lease receivables	(46,144)	(45,795)
Net investment	4,348,229	3,528,375
Net investments in finance lease:
Up to one year	1,663,550	1,297,897
From one to five years	2,556,255	2,112,948
Over five years	128,424	117,530
Total	R$ 4,348,229	R$ 3,528,375